Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss for the year	$ (12,340)	$ (4,041)	$ (2,828)
Adjustments for:
Depreciation and amortization	89	3	3
Share based compensation	5,105	4,159	2,061
Revaluation of liability in respect to warrants	(1,166)	(2,732)
Loss from disposal of property and equipment		8
Finance expense (income)	(24)	791	(2)
Changes in assets and liabilities:
Decrease (increase) in other receivables	55	(204)	(12)
Increase (decrease) in trade payables	459	(16)	32
Increase in other payables	236	493	51
Net cash used in operating activities	(7,586)	(1,539)	(695)
Cash flows from investing activities
Interest received	49
Purchase of property, plant and equipment	(70)	(17)	(9)
Investment in short term deposit, net	(3,500)
Investment in restricted deposit, net	(20)
Net cash used in investing activities	(3,541)	(17)	(9)
Cash flows from financing activities
Issuance of SAFE instruments		800
Payment in respect of cancellation of options	(96)
Exercise of warrants and options	3,870	1,238
Repayment of lease liability	(79)
Issuance of shares and warrants, net		9,864	508
Net cash provided by financing activities	3,695	11,902	508
Effects of exchange rate changes on cash and cash equivalents	(88)	18
Increase (decrease) in cash and cash equivalents	(7,520)	10,364	(196)
Cash and cash equivalents as at the beginning of the year	11,063	699	895
Cash and cash equivalents as of the end of the year	3,543	11,063	699
Non-cash activity
Recognition of right of use assets	306
Exercise of warrants	444
Exercise of options		$ 76